Non-Participant Directed Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Nonparticipant-Directed Investment [Line Items]
Schedule of Nonparticipant-Directed Investment
Information about the net assets available for benefits and changes in net assets available for benefits relating to non-participant directed assets was as follows:

	As of December 31,
	2025	2024
Net assets available for benefits:
Common/collective trust funds	$218,067,092	$198,185,344
Employer supplemental contributions receivable	11,205,973	10,144,581
Net assets available for benefits	$229,273,065	$208,329,925

Year ended December 31, 2025
Changes in net assets available for benefits:
Net appreciation in fair value of common/collective trust funds	$29,223,437
Employer contributions	10,980,167
Benefits paid to participants	(19,260,464)
Net increase in net assets	$20,943,140